STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)							5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2025	May 22, 2025	Jan. 15, 2025	Nov. 27, 2024	Jul. 31, 2024	May 10, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	May 20, 2025	Jan. 14, 2025
Class of Stock [Line Items]
Reverse stock split				the Company’s Board of Directors and a majority of our stockholders approved an amendment to the Company’s certificate of incorporation (the “Amendment”) to effect a reverse stock split of the outstanding shares of the Company’s Class A Common Stock and Class B Common Stock, each at a ratio of one-for-two (1-for-2) (the “Reverse Stock Split”). The Amendment became effective on the same date, upon filing of the Amendment with the Secretary of State of the State of Delaware. As a result of the Reverse Stock Split, every two (2) shares of the Company’s issued and outstanding Class A Common Stock, and every two (2) shares of the Company’s issued and outstanding Class B Common Stock, automatically and without any action of the Company or any holder thereof, were combined into one (1) validly issued and non-assessable share of Class A Common Stock or Class B Common Stock, respectively. No fractional shares were issued to any stockholder of the Company, and in lieu of issuing any such fractional shares, any fractional shares resulting from the Reverse Stock Split if applicable, were be rounded up to the nearest whole share of Common Stock. The shares of Common Stock as adjusted for the Reverse Stock Split remain fully paid and non-assessable. The Reverse Stock Split did not affect the number of authorized shares of the Common Stock or the par value of the Common Stock nor did it change the authorized shares of Preferred Stock or the relative voting power of holders of the outstanding Common Stock. Accordingly, all share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the effect of the Reverse Stock Split.
Proceeds from issuance of common stock							$ 18,255		$ 32,600	$ 32,600
Preferred stock, shares authorized			10,000,000				75,000,000	10,000,000		75,000,000		75,000,000
Preferred stock, par value			$ 0.000001				$ 0.000001	$ 0.000001		$ 0.000001		$ 0.000001
Preferred stock, voting rights								Preferred Stock are entitled to zero votes for each share		Preferred Stock are entitled to zero votes for each share
Capital stock			100,000,000									1,000,000,000
Outstanding stock description		Yorkville will not have the right to convert any portion of the principal to the extent that, after giving effect to such conversion, Yorkville would beneficially own more than 4.99% of the total number of shares of Class A common stock outstanding immediately after such conversion.
Board of Directors [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			$ 30,000
Nominating and Corporate Governance Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			4,000
Compensation Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			5,000
Audit Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			$ 6,000
Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.000001
Number of shares issued for services	11,905
Subsequent Event [Member] | Board of Directors [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			$ 30,000
Subsequent Event [Member] | Nominating and Corporate Governance Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			4,000
Subsequent Event [Member] | Compensation Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			5,000
Subsequent Event [Member] | Audit Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			$ 6,000
Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			75,000,000
Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			10,000,000
Consultancy and Management Agreement [Member] | Two Employees [Member]
Class of Stock [Line Items]
Number of shares issued for services										418,782
Standby Equity Purchase Agreement Option 2 [Member]
Class of Stock [Line Items]
Outstanding stock description								(i) 4.99% of the Company’s outstanding Class A common stock, or (ii) more than 19.99% of the total outstanding shares of Class A and Class B common stock immediately prior to the execution of the SEPA, unless, in the case of the limitation in this clause (ii), shareholder approval to exceed such cap is obtained.
Chairman [Member] | Board of Directors [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			$ 20,000
Chairman [Member] | Compensation Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			6,000
Chairman [Member] | Audit Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			8,000
Chairman [Member] | Subsequent Event [Member] | Board of Directors [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			20,000
Chairman [Member] | Subsequent Event [Member] | Compensation Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			6,000
Chairman [Member] | Subsequent Event [Member] | Audit Committee [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Annual retainers payable			$ 8,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			80,000,000				800,000,000	80,000,000		80,000,000		800,000,000
Common stock, par value			$ 0.000001				$ 0.000001	$ 0.000001		$ 0.000001		$ 0.000001
Common stock, voting rights								Class A Common Stock are entitled to one vote for each share		Class A Common Stock are entitled to one vote for each share
Common stock, shares issued							25,910,000	12,368,718		11,581,218
Common stock, shares outstanding							25,910,000	12,368,718		11,581,218
Common Class A [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares reserves			3,000,000
Number of shares option to purchase			40,000
Number of option award to purchase			30,000
Common Class A [Member] | Subsequent Event [Member] | 2025 Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares reserves			3,000,000
Number of shares option to purchase			40,000
Number of option award to purchase			30,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized										800,000,000
Common Class A [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized			1,000,000,000
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized										80,000,000
Common Class A [Member] | Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000
Common Class A [Member] | Stock Surrender Agreement [Member]
Class of Stock [Line Items]
Number of shares issued							910,000		750,000	764,350
Number of shares repurchased					15,093,132
Value of shares repurchased					$ 200,000
Proceeds from issuance of common stock							$ 18,200		$ 15,000	$ 32,600
Common Class A [Member] | Stock Surrender Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock					$ 10,000,000
Common Class A [Member] | Participative Loan [Member]
Class of Stock [Line Items]
Number of shares issued								750,000
Common Class A [Member] | Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares resold								37,500
Sale of stock description								Each advance (each, an “Advance”) the Company requests under the SEPA (notice of such request, an “Advance Notice”) may be for a number of shares of Class A common stock up to the greater of (i) 10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Cash structuring fee								$ 25,000
Fair value of commitment shares								300,000
Fair value of proceed								325,000
Fair value of commitment per shares								$ 30,000,000
Common Class A [Member] | Standby Equity Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, par value											$ 0.0001
Common stock, shares subscriptions											$ 30,000,000
Common Class A [Member] | Standby Equity Purchase Agreement Option 1 [Member]
Class of Stock [Line Items]
Sale of stock description								95% of the average daily Volume Weighted Average Price (“VWAP”) of the Class A Common Stock on the Nasdaq Stock Market (“Nasdaq”), subject to certain conditions per the SEPA (Option 1)
Common Class A [Member] | Standby Equity Purchase Agreement Option 2 [Member]
Class of Stock [Line Items]
Sale of stock description								96% of the lowest daily VWAP of the Class A Common Stock during the three trading days commencing on the Advance Notice date, subject to certain conditions per the SEPA (Option 2)
Common Class A [Member] | Sportech [Member]
Class of Stock [Line Items]
Number of shares issued								25,000,000		25,000,000
Number of shares resold						2,750,000
Common Class A [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares authorized										800,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			10,000,000				50,000,000	10,000,000		10,000,000		50,000,000
Common stock, par value			$ 0.000001				$ 0.000001	$ 0.000001		$ 0.000001		$ 0.000001
Common stock, voting rights								Class B Common Stock are entitled to twenty votes for each share		Class B Common Stock are entitled to twenty votes for each share
Common stock, shares issued							2,500,000	2,500,000		2,500,000
Common stock, shares outstanding							2,500,000	2,500,000		2,500,000
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.000001
Common Class B [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000
Common Class B [Member] | Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized			10,000,000
Common Class B [Member] | Sportech [Member]
Class of Stock [Line Items]
Number of shares issued								2,500,000		2,500,000
Common stock, shares issued								2,500,000		2,500,000
Common stock, shares outstanding								2,500,000		2,500,000
Common Class B [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares authorized										50,000,000
Common Class C [Member]
Class of Stock [Line Items]
Common stock, shares authorized			0				75,000,000			75,000,000		75,000,000
Common stock, par value			$ 0.000001				$ 0.000001	$ 0.000001		$ 0.000001		$ 0.000001
Common stock, shares issued										0
Common stock, shares outstanding										0